As filed with the Securities and Exchange Commission on January 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

13100 Skyline Blvd
Woodside, California 94062-4547

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Shares/Principal Amouont		Value

COMMON STOCKS: 97.7%
Australia: 2.0%
94,000	BHP Billiton, Ltd. - ADR	$7,745,600

Brazil: 3.6%
26,800	Companhia Siderurgica Nacional SA - ADR	419,420
9,500	Empresa Brasileira de Aeronautica SA (Embraer) - ADR	276,640
34,300	Gafisa SA	238,655
167,480	Petroleo Brasileiro SA - ADR	5,433,051
224,900	Vale SA - ADR	7,124,832
34,600	Weg SA	455,454
		13,948,052
Canada: 2.2%
125,800	Bank Nova Scotia Halifax	6,535,310
72,500	Cenovus Energy, Incorporated	2,085,825
		8,621,135
China: 3.4%
54,250	Baidu.com - ADR (a)	5,706,557
164,000	China Cosco Holdings Company, Ltd. (a)	179,310
3,100	China Life Insurance Company, Ltd. - ADR	198,896
146,000	China Oilfield Services, Ltd.	266,990
3,050	China Petroleum & Chemical Corporation - ADR	283,162
26,190	CNOOC, Ltd. - ADR	5,638,707
365,000	Industrial & Commercial Bank of China, Ltd.	283,911
394,000	Lenovo Group, Ltd.	264,862
80,800	Weichai Power Company, Ltd.	560,858
		13,383,253
France: 1.4%
18,200	AXA	261,286
180,550	AXA - ADR	2,589,087
46,708	BNP Paribas SA	2,764,684
		5,615,057
Germany: 5.2%
130,700	BASF AG - ADR	9,814,263
96,800	Siemens AG - ADR	10,628,640
		20,442,903
Hong Kong: 1.0%
260,800	Cheung Kong Holdings, Ltd. - ADR	3,820,720

India: 0.2%
1,330	HDFC Bank, Ltd. - ADR	234,546
4,800	ICICI Bank, Ltd. - ADR	240,192
3,750	Reliance Industries, Ltd. GDR 144A	162,375
9,550	Sterlite Industries India, Ltd. - ADR	135,324
		772,437
Indonesia: 0.3%
230,500	Bank Rakyat Tbk PT	267,905
729,400	Bumi Resources Tbk PT	213,960
293,000	International Nickel Indonesia Tbk PT	145,138
386,500	Medco Energi Internasional Tbk PT	143,322
5,050	Telekomunikasi Indonesia Tbk PT - ADR	181,750
		952,075
Japan: 3.6%
146,800	Honda Motor Company, Ltd. - ADR	5,318,564
454,200	Mitsubishi UFJ Financial Group, Incorporated - ADR	2,139,282
260,900	Panasonic Corporation - ADR	3,736,088
86,200	Sony Corporation	3,060,105
		14,254,039
Malaysia: 0.2%
89,400	CIMB Group Holdings BHD	238,212
91,800	Genting BHD	292,717
206,700	MMC Corporation BHD	178,803
		709,732
Mexico: 1.7%
92,200	America Movil SA de CV - ADR	5,205,612
158,520	Grupo Mexico SA de CV	538,494
15,250	Industrias Penoles SA de CV	474,558
10,125	Wal-Mart De Mexico SA de CV - ADR	284,715
		6,503,379
Netherlands: 1.8%
245,400	Unilever NV - ADR	6,964,452

Philippines: 0.0%
2,800	Philippine Long Distance Telephone - ADR	152,208

Poland: 0.1%
1,650	Bank Pekao SA - GDR	96,833
1,275	Bre Bank SA (a)	115,117
4,600	KGHM Polska Miedz SA - GDR	198,762
		410,712
Russian Federation: 0.1%
2,800	LUKOIL - ADR	153,468
10,100	OAO Gazprom - Sponsored ADR (a)	224,372
		377,840
South Africa: 0.2%
15,000	Anglo Platinum, Ltd. - ADR	234,000
9,800	MTN Group Ltd.	167,323
4,500	Sasol, Ltd. - ADR	201,015
		602,338
South Korea: 0.9%
6,500	Daewoo Securities Company, Ltd.	130,067
1,100	Daewoo Shipbuilding & Marine Engineering Company, Ltd.	28,179
4,325	Daewoo Shipbuilding & Marine Engineering Company, Ltd. - GDR	221,985
6,800	Hynix Semiconductor Incorporated (a)	137,830
2,425	Hyundai Dept Store	250,992
1,315	Hyundai Heavy Industries Company, Ltd.	421,358
2,625	KB Financial Group, Incorporated - ADR	120,855
5,850	LG Display Company, Ltd.	199,558
750	Lotte Shopping Company	306,300
3,000	POSCO - ADR	295,320
1,125	Samsung Electronics Company, Ltd. - GDR 144A (a)	396,859
825	Samsung Fire & Marine Insurance Company	135,911
2,300	Samsung Securities Company, Ltd.	128,946
1,575	Shinhan Financial Group Company, Ltd. - ADR	120,897
3,175	SK Energy Company, Ltd.	453,219
1,900	Woori Finance Holdings Company, Ltd. - ADR	70,053
7,500	Woori Investment & Securities, Incorporated	123,879
		3,542,208
Spain: 1.2%
496,404	Banco Santander Central Hispano SA - ADR	4,775,406

Switzerland: 7.7%
312,800	ABB, Ltd. - ADR	6,055,808
163,300	Credit Suisse Group - ADR	6,046,999
162,050	Nestle SA	8,807,679
46,000	Roche Holdings AG	6,315,748
44,306	Transocean, Ltd. (a)	2,969,831
		30,196,065
Taiwan: 0.3%
35,170	Advanced Semiconductor Engineering, Incorporated - ADR	179,367
3,187	Asustek Computer, Incorporated. - GDR	137,629
39,445	Hon Hai Precision - GDR	282,031
8,577	Pegatron Corporation (a)	58,728
18,542	Siliconware Precision Industries, Ltd. - ADR	95,306
39,335	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	422,851
		1,175,912
Turkey: 0.0%
5,800	Turkcell Iletisim Hizmet AS - ADR	98,832

United Kingdom: 3.2%
170,000	Anglo American Plc - ADR	3,751,900
69,350	GlaxoSmithKline Plc - ADR	2,654,718
94,900	Rio Tinto Plc - ADR	6,085,937
		12,492,555
United States: 57.4%
112,700	Adobe System, Incorporated (a)	3,125,171
137,550	Anadarko Petroleum Corporation	8,825,208
622,300	Applied Materials, Incorporated	7,735,189
78,200	Boeing Company	4,986,814
121,200	Carnival Corporation	5,006,772
112,500	Caterpillar, Incorporated	9,517,500
369,400	Cisco Systems, Incorporated (a)	7,077,704
150,200	Coach, Incorporated	8,492,308
112,500	Dover Corporation	6,166,125
341,850	EMC Corporation (a)	7,346,356
70,000	Emerson Electric Company	3,854,900
125,000	Fortune Brands, Incorporated	7,386,250
116,500	Freeport-McMoRan Copper & Gold, Incorporated	11,803,780
217,050	General Electric Company	3,435,902
149,200	Hewlett Packard Company	6,255,956
82,000	Honeywell International, Incorporated	4,076,220
299,800	Intel Corporation	6,331,776
91,200	Johnson & Johnson	5,613,360
251,300	Microsoft Corporation	6,335,273
49,500	Mosaic Company/ The	3,347,685
93,100	National Oilwell Varco, Inc.	5,706,099
196,300	Nordstrom, Incorporated	8,401,640
126,700	Occidental Petroleum Corporation	11,171,139
316,200	Oracle Corporation	8,550,048
121,500	PACCAR, Incorporated	6,543,990
94,600	PNC Financial Services Groups, Incorporated	5,094,210
96,300	PPG Industries, Incorporated	7,507,548
63,225	Procter & Gamble Company	3,861,151
113,000	Schlumberger Ltd.	8,739,420
82,900	Target Corporation	4,720,326
117,666	Time Warner, Incorporated	3,469,970
75,600	Union Pacific Corporation	6,812,316
90,300	United Technologies Corporation	6,796,881
94,400	Wal Mart Stores, Incorporated	5,106,096
168,900	Wells Fargo & Company	4,595,769
		223,796,852
TOTAL COMMON STOCKS - (Cost $323,590,403)		$381,353,762

PREFERRED STOCKS: 1.8%
Brazil: 1.8%
240,334	Banco Bradesco SA	4,821,100
2,225	Companhia de Bebidas das Americas (AmBev) - ADR	301,799
5,529	Companhia Energetica de Minas Gerais - ADR	94,435
21,900	Gerdau S.A. - ADR	254,478
23,375	Itau Unibanco Holdings SA - ADR	545,339
28,100	Lojas Americanas SA	266,316
23,900	Vale SA - ADR	678,521
		6,961,988
TOTAL PREFERRED STOCKS - (Cost $6,632,115)		$6,961,988

RIGHTS - 0.0%
16,425	Industrial and Commercial Bank of China, Ltd. (a)	5,394

TOTAL RIGHTS - (Cost $4,493)		$5,394

MUTUAL FUNDS: 0.3%
1,211,255	SEI Daily Income Trust Government Fund	1,211,255

TOTAL MONEY MARKET FUNDS - (Cost $1,211,255)		$1,211,255

TOTAL INVESTMENTS - 99.8% (Cost $331,438,266) (b)		389,532,399
Other Assets in Excess of Liabilities: 0.2%		730,109
TOTAL NET ASSETS: 100.0%		$390,262,508

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-income Producing.
(b) At November 30, 2010, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes	$331,438,266
Gross tax unrealized appreciation	91,068,349
Gross tax unrealized depreciation	(32,974,216)
Net tax unrealized appreciation	$58,094,133

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at November 30, 2010. (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring bassis.  GAAP establishes a hierachy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted price included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2010 for the Fund's assets and liabilities measured at fair value:

Description	Total	Level 1	Level 2	Level 3
Equity
Common Stock	$381,353,762	$380,994,148	$359,614	$–
Preferred Stock	6,961,988	6,961,988	–	–
Rights	5,394	–	5,394
Total Equity	388,321,144	387,956,136	365,008	–

Mutual Funds	$1,211,255	1,211,255	–	–
Total Investments in Securities	$389,532,399	$389,167,391	$365,008	$–

Purisima Total Return Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Industry	% of Net Assets
Metals & Mining	10.2%
Oil, Gas & Consumable Fuels	9.0%
Commercial Banks	8.5%
Machinery	6.1%
Chemicals	5.3%
Software	4.6%
Energy Equipment & Services	4.5%
Aerospace & Defense	4.1%
Food Products	4.0%
Semiconductors & Semiconductor Equipment	3.9%
Pharmaceuticals	3.7%
Household Durables	3.7%
Industrial Conglomerates	3.7%
Computers & Peripherals	3.6%
Multiline Retail	3.6%
Electrical Equipment	2.5%
Textiles, Apparel & Luxury Goods	2.2%
Communications Equipment	1.8%
Road & Rail	1.8%
Capital Markets	1.7%
Internet Software & Services	1.5%
Wireless Telecommunication Services	1.4%
Food & Staples Retailing	1.4%
Automobiles	1.4%
Hotels, Restaurants & Leisure	1.4%
Household Products	1.0%
Real Estate Management & Development	1.0%
Media	0.9%
Insurance	0.8%
Electronic Equipment, Instruments & Components	0.1%
Beverages	0.1%
Diversified Telecommunication Services	0.0%
Marine	0.0%
Electric Utilities	0.0%
Total Investment in Securities	99.5%
Cash Equivalent	0.3%
Other Assets in Excess of Liabilities	0.2%
TOTAL NET ASSETS	100.0%

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2010 (Unaudited)

Principal Amount		Value
U.S. TREASURY NOTES - 40.7%
10,000	5.125%, 06/30/2011	10,285
10,000	1.000%, 12/31/2011	10,073
	TOTAL US TREASURY NOTES (Cost $20,252)	$20,358

U.S. TREASURY BILL - 30.0%
15,000	0.000%, 12/16/2010	14,998
	TOTAL U.S. TREASURY BILLS (Cost $14,998)	$14,998

MUTUAL FUNDS - 20.3%
10,126	Sei Daily Income Trust Government Fund	10,126
	TOTAL MUTUAL FUNDS (Cost $10,126)	$10,126

TOTAL INVESTMENTS - 91.0% (Cost $45,376) +		45,482
Other Assets in Excess of Liabilities - 9.0%		4,517
NET ASSETS - 100.0%		$49,999

+ At November 30, 2010, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$45,376
Gross tax unrealized appreciation		106
Net tax unrealized appreciation		$106

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 - Summary of Fair Value Exposure at November 30, 2010. (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring bassis.  GAAP establishes a hierachy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted price included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extend relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would is in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the inputs used as of November 30, 2010 for the Fund's assets and liabilities measured at fair value:

Description	Total	Level 1	Level 2	Level 3
Fixed Income
Federal Agency Obligations	$35,356	$–	$35,356	$–
Total Fixed Income	35,356	–	35,356	–
Short-Term Investments	$10,126	$10,126	$–	$–
Total Investments in Securities	$45,482	$10,126	$35,356	$–

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By           /s/ Kenneth L. Fisher
            Kenneth L. Fisher, President

Date        1/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth L. Fisher
                Kenneth L. Fisher, President

Date        1/20/11

By            /s/ Michael Ricks
Michael Ricks, Treasurer

Date         1/26/11